HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5244 - PremierSolutions Standard (Series II)

Supplement dated January 25, 2013 to your Prospectus

1.  INVESTMENT ADVISER CHANGE & SUB-ADVISER ADDITION

Effective January 1, 2013, (1) OFI Global Asset Management, Inc. replaced OppenheimerFunds, Inc. as investment adviser and (2) OppenheimerFunds, Inc. became the sub-adviser to the following funds:

Oppenheimer Developing Markets Fund – Class A

Oppenheimer Equity Income Fund, Inc. – Class A

Oppenheimer International Diversified Fund – Class A

2.  INVESTMENT ADVISER CHANGES

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced Hartford Investment Financial Services, LLC (“HIFSCO”) as the investment adviser for the following Funds:

The Hartford Balanced Income Fund – Class R4

The Hartford Global All-Asset Fund – Class R4

The Hartford High Yield Fund – Class R4

The Hartford International Small Company Fund – Class R4

The Hartford MidCap Value Fund – Class R4

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced HL Investment Advisors, LLC (“HL Advisors”) as the investment adviser for the following Funds:

Hartford Balanced HLS Fund – Class IA

Hartford Growth HLS Fund – Class IA

Hartford Growth Opportunities HLS Fund – Class IA

Hartford International Opportunities HLS Fund – Class IA

Hartford SmallCap Growth HLS Fund – Class IA

Hartford Total Return Bond HLS Fund – Class IA

Hartford Value HLS Fund – Class IA

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.